Other current assets and assets held for sale - Schedule of Other Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	€ 202	€ 130
VAT receivables	44	40
Miscellaneous receivables	212	181
Total other current assets	€ 458	€ 351